Condensed Consolidated Statements of Changes in Equity - USD ($)	Share Capital	Share Premium	Nasdaq Listing Reserve	Unissued Capital Reserve	Foreign Currency Translation Reserve	Share based payment Reserve	Accumulated Deficit	Total
Balance at Jun. 30, 2024	$ 120,408	$ 51,387,912	$ 43,998,710	$ 45,734,183	$ (4,412,219)	$ 790,690	$ (148,685,433)	$ (11,065,748)
Loss for the period							(18,936,454)	(18,936,454)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(1,640,314)			(1,640,314)
Total comprehensive (loss) for the period					(1,640,314)		(18,936,454)	(20,576,768)
Issue of shares - Tanbreez acquisition	8,395	89,991,605						90,000,000
Issue of shares – Suppliers	100	489,479						489,579
Issue of shares to Directors and management in lieu of fees						819,925		819,925
Issue of RSUs to Directors and management						17,381,700		17,381,700
Issue of RSUs to suppliers						50,768		50,768
Balance at Dec. 31, 2024	128,903	141,868,996	43,998,710	45,734,183	(6,052,533)	19,043,083	(167,621,886)	77,099,456
Balance at Jun. 30, 2025	144,203	197,588,153	45,734,183	43,998,710	271,902	4,743,075	(200,557,256)	91,922,970
Loss for the period							(120,375,292)	(120,375,292)
Foreign currency exchange differences arising on translation from functional currency to presentation currency					(10,439)			(10,439)
Total comprehensive (loss) for the period					(10,439)		(120,375,292)	(120,385,731)
Issue of shares – Suppliers	100	654,705						654,805
Issue of shares – PIPE	8,030	49,996,970						50,005,000
Issue of shares – Vesting of RSU’s	2,220	4,554,580				(4,556,800)
Issue of shares – Acquisition of copper	2,000	15,798,000						15,800,000
Issue of shares – Exercise of warrants	3,328	64,719,527						64,722,855
Issue of shares – Exercise of warrants (Cashless)	874	22,195,928				(31,678)		22,165,124
Issue of RSUs to Directors and management						18,336,359		18,336,359
Issue of warrants – PIPE (broker)						3,661,200		3,661,200
Capital raising costs		(3,000,000)						(3,000,000)
Balance at Dec. 31, 2025	$ 160,755	$ 352,507,863	$ 45,734,183	$ 43,998,710	$ 261,463	$ 22,152,156	$ (320,932,548)	$ 143,882,582